Interest-bearing Deposites (Tables)	12 Months Ended
Dec. 31, 2012
Interest Bearing Deposit [Abstract]
Scheduled Of Maturities Of Time Deposits

At December 31, 2012, the scheduled maturities of time deposits are as follows:

Due during the year ending December 31,	(In thousands)
2013	$50,809
2014	20,186
2015	9,487
2016	7,687
2017	4,641
Thereafter	7,015

$99,825